UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Inflective Asset Management, LLC

Address:  1334 Parkview Avenue
	Suite 310
          	Manhattan Beach, CA 90266

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kent Galli
Title:  Chief Operating Officer
Phone:  310-545-2992


Signature, Place and Date of Signing:

/s/ Kent Galli         Manhattan Beach, CA     August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-11616
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $212,379
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-11616
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

                              			TITLE OF                          		VALUE	SHRS OR  SH/ PUT/   	INVSTMT    OTHER    	VOTING
NAME OF ISSUER                		CLASS		CUSIP       	(X$1000)	PRN AMT  PRN CALL	DISCRETN  MGRS		SOLE
--------------               		 	-----                 	-----       		--------   	-------  			--------	   --------  ----    	----

APPLE COMPUTER INC   COM STK	COM		37833100		200	3500	SH		SOLE			3500
BLOCKBUSTER INC     CL A COM STK	CL A		93679108		50	10000	SH		SOLE			10000
BLOCKBUSTER INC PFD A 7.5% DUE 	CONV PFD 7.5%  	93679504		448	390	SH		SOLE			390
HUNTSMAN CORP			PFD MND CV 5%	447011206		1944	50000	SH		SOLE			50000
LIONS GATE ENTERTAINMENT CORP	COM NEW	535919203		184	21500	SH		SOLE			21500
AMAZON COM INC			NOTE 4.750% 2/0	023135AF3	7499	7786000	PRN		SOLE			7786000
AMERICAN FINL GROUP		NOTE 1.486% 6/0	025932AD6	5765	11270000	PRN		SOLE			11270000
AMERICAN INTL GROUP		DBCV 11/0	026874AP2	9435	13612000	PRN		SOLE			13612000
AMKOR TECHNOLOGY INC		NOTE 2.500% 5/1	031652AX8	2944	3200000	PRN		SOLE			3200000
APOGENT TECHNOLOGIES		DBCV 12/1	03760AAK7	11054	8000000	PRN		SOLE			8000000
BE 2.50 12/2024			NOTE 2.50% 12/202	074002AA4	584	590000	PRN		SOLE			590000
BEAZER HOMES USA INC		NOTE 4.625% 6/1	07556QAL9	7964	7065000	PRN		SOLE			7065000
CSG SYS INTL INC			NOTE 2.500% 6/1	126349AB5	7801	7326000	PRN		SOLE			7326000
CAL DIV  3.250 121525		NOTE 3.250%12/1	127914AB5	4783	3203000	PRN		SOLE			3203000
CARNIVAL CORP			DBCV 1.132% 4/2	143658AV4	14552	22240000	PRN		SOLE			22240000
CERADYNE INC			NOTE 2.875% 12/1	156710AA3	3542	3170000	PRN		SOLE			3170000
CIENA CORP			NOTE 0.250% 5/0	171779AB7	5354	5340000	PRN		SOLE			5340000
CBST 2.25 06/13                         	NOTE 5.500%11/0	229678AC1	7025	6700000	PRN		SOLE			6700000
DIAMOND OFFSHORE DRI		DBCV 1.500% 4/1	25271CAE2	2929	1700000	PRN		SOLE			1700000
DICKS SPORTING GOODS		NOTE 1.606% 2/1	253393AB8	10123	13160000	PRN		SOLE			13160000
DIGITAL RIV INC			COM		25388B104		897	22200	SH		SOLE			22000
DISNEY WALT CO			NOTE 2.125% 4/1	254687AU0	5875	5281000	PRN		SOLE			5281000
ELECTRONIC DATA SYS		NOTE 3.875% 7/1	285661AF1	8464	8500000	PRN		SOLE			8500000
EURONET WORLDWIDE IN		DBCV  1.625%12/1	298736AD1	4791	3792000	PRN		SOLE			3792000
FLIR SYS INC			NOTE 3.000% 6/0	302445AB7	4011	3350000	PRN		SOLE			3350000
INTEL CORP 2.95% 12-15-35               	DBCV 2.95% 12/1	458140AD2	1665	1980000	PRN		SOLE			1980000
LIFETIME BRANDS INC  COM STK	COM		53222Q103	130	6000	SH		SOLE			6000
LINCARE HLDGS INC		DBCV 3.000% 6/1	532791AB6	7934	8100000	PRN		SOLE			8100000
LIONS GATE ENTMNT CO		NOTE 4.875%12/1	535919AC8	2794	1706000	PRN		SOLE			1706000
MARVEL ENTMT INC     COM STK	COM		57383T103		100	5000	SH		SOLE			5000
NII HLDGS INC        COM STK            	COM		62913F201		56	1000	SH		SOLE			1000
NII HLDGS INC			NOTE 2.875% 2/0	62913FAC6	5265	2380000	PRN		SOLE			2380000
NEKTAR THERAPEUTICS		NOTE 3.250% 9/2	640268AH1	4330	4000000	PRN		SOLE			4000000
PLACER DOME INC			DBCV 2.750%10/1	725906AK7	6215	4624000	PRN		SOLE			4624000
RED HAT INC			DBCV 0.500% 1/1	756577AB8	11391	10450000	PRN		SOLE			10450000
SAFENET INC                             	COM		78645R107		89	5000	SH		SOLE			5000
SANDISK CORP			NOTE 1.000% 5/1	80004CAC5	4461	5000000	PRN		SOLE			5000000
SCIENTIFIC GAMES CORP CL A COM	COM		80874P109		107	3000	SH		SOLE			3000
SCIENTIFIC GAMES COR		SDCV  0.750%12/0	80874PAD1	1695	1300000	PRN		SOLE			1300000
SHUFFLE MASTER INC		NOTE 1.250% 4/1	825549AB4	5011	4000000	PRN		SOLE			4000000
SONIC AUTOMOTIVE INC		NOTE 4.250%11/3	83545GAK8	5647	5180000	PRN		SOLE			5180000
SYMMETRICOM INC		NOTE 3.250% 6/1	871543AB0	885	1000000	PRN		SOLE			1000000
TIME WARNER TELECOM INC		DBCV 2.375% 4/0	887319AC5	7727	7450000	PRN		SOLE			7450000
VALASSIS COMMUNICATI		NOTE 1.625% 5/2	918866AK0	8219	13365000	PRN		SOLE			13365000
WELLPOINT HEALTH NETWORKS INC	COM		94973V107		109	1500	SH		SOLE			1500
WELLS FARGO & CO NEW		DBCV 5/0		949746FA4	10332	10300000	PRN		SOLE			10300000

                                                 				Total	212379
                                                 				(in thousands)